Investor A C Institutional and Class R [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
Investor A, C, Institutional and Class R | BlackRock LifePath Dynamic 2070 Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	20.98%